Deposits received at banks - Schedule of Balance of Time Deposits and Certificates of Deposit (Detail) ¥ in Millions	Sep. 30, 2025 JPY (¥)
Time Deposits, Fiscal Year Maturity [Abstract]
Total	¥ 2,374,186
Domestic
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	1,016,219
Due after one year through two years	26,109
Due after two years through three years	17,401
Due after three years through four years	2,345
Due after four years through five years	2,257
Due after five years	209,726
Subtotal	1,274,057
Foreign
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	1,085,633
Due after one year through two years	14,496
Subtotal	1,100,129
Time Deposits [Member]
Time Deposits, Fiscal Year Maturity [Abstract]
Total	2,031,315
Time Deposits [Member] | Domestic
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	673,348
Due after one year through two years	26,109
Due after two years through three years	17,401
Due after three years through four years	2,345
Due after four years through five years	2,257
Due after five years	209,726
Subtotal	931,186
Time Deposits [Member] | Foreign
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	1,085,633
Due after one year through two years	14,496
Subtotal	1,100,129
Certificates of Deposit [Member]
Time Deposits, Fiscal Year Maturity [Abstract]
Total	342,871
Certificates of Deposit [Member] | Domestic
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less	342,871
Due after one year through two years
Due after two years through three years
Due after three years through four years
Due after four years through five years
Due after five years
Subtotal	342,871
Certificates of Deposit [Member] | Foreign
Time Deposits, Fiscal Year Maturity [Abstract]
Due in one year or less
Due after one year through two years
Subtotal